VOYA PARTNERS, INC.

VY® Oppenheimer Global Portfolio

(the “Portfolio”)

Supplement dated March 6, 2017 to the Portfolio’s Adviser Class, Initial Class,

Service Class and Service 2 Class Prospectus, Class R6 Prospectus, and

Adviser Class, Initial Class, Service Class and Service 2 Class Summary Prospectus

each dated May 1, 2016

(each a “Prospectus” and collectively “Prospectuses”)

Effective March 31, 2017, John Delano is added as a portfolio manager of the Portfolio. The Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Rajeev Bhaman, CFA	John Delano, CFA
Portfolio Manager (since 08/04)	Portfolio Manager (since 03/17)

2.	The following paragraph is added at the end of the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Oppenheimer Global Portfolio” of the Portfolio’s Prospectuses:

John Delano, CFA, Vice President and Director of Equity Research, Global Team and Portfolio Manager, joined Oppenheimer in 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Oppenheimer Global Portfolio

(the “Portfolio”)

Supplement dated March 6, 2017 to the Portfolio’s Adviser Class, Initial Class,

Class R6, Service Class and Service 2 Class

Statement of Additional Information (the “SAI”)
dated May 1, 2016

Effective March 31, 2017, John Delano is added as a portfolio manager of the Portfolio. The SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Oppenheimer Global Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John Delano, CFA[2]	0	$0	0	$0	0	$0
2	As of December 31, 2016.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
John Delano, CFA[1]	None
1	As of December 31, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE